Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at March 31, 2025:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations (Note 10)	Total

Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Changes from financing activities:
Repayment of bank loan	(9)	-	-	-	-	(9)
Repayment of loan payable	-	(23)	-	-	-	(23)
Payment of lease obligations	-	-	-	-	(86)	(86)
Repayment of government loans	-	-	-	(47)	-	(47)

Total changes from financing activities	(9)	(23)	-	(47)	(86)	(165)

Foreign exchange	1	-	1	(2)	-	-

Other changes:
Financing costs	1	8	-	3	12	24
Interest paid	(1)	(8)	-	(1)	(12)	(22)
New leases (Note 6)	-	-	-	-	58	58
Adjustment (Note 6)	-	-	-	-	(46)	(46)

Balance at March 31, 2025	$24	$246	$168	$226	$378	$1,042

Schedule of loan payable
	March 31,	December 31,
	2025	2024

Loan payable	$246	$269

	246	269

Less current portion	(100)	(97)

Long-term portion of loan payable	$146	$172

Schedule of government loans
	March 31,	December 31,
	2025	2024

SBA loan	$143	$144
Western Development Canada loan	83	129

	226	273

Less current portion	(86)	(132)

Long-term portion of government loans	$140	$141